Depreciation and amortization (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Depreciation And Amortization Expense [Abstract]
Summary of Depreciation and Amortization

Depreciation and amortization for the years ended December 31, 2023, 2024 and 2025 were comprised of the following:

	2023		2024		2025
Depreciation	Ps.	851,577	Ps.	1,214,148	Ps.	1,228,308
Amortization		1,694,125		1,846,891		2,523,640
	Ps.	2,545,702	Ps.	3,061,039	Ps.	3,751,948